Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment
The detail of premises and equipment at December 31, 2018 and 2017 is as follows:

	In Thousands
	2018	2017
Land	$17,022	17,022
Buildings	44,921	31,686
Leasehold improvements	492	425
Furniture and equipment	12,600	12,521
Automobiles	343	353
Construction-in-progress	100	10,895
	75,478	72,902
Less accumulated depreciation	(17,115)	(18,687)
	$58,363	54,215

During 2018, 2017 and 2016, payments of $2,633,000, $5,934,000 and $1,361,000, respectively, were made to an entity owned by a director for the construction of buildings and repair work on existing buildings.
Depreciation expense was $3,602,000, $2,859,000 and $2,760,000 for the years ended December 31, 2018, 2017 and 2016, respectively.